NET LOANS RECEIVABLE (Schedule of Loan Portfolio by Aging Categories) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 29,203	$ 30,183
30-59 Days Past Due	122	51
60-89 Days Past Due	36
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual	607	1,608
Total Past Due	765	1,659
Total Loans	29,968	31,842
Deferred loan fees	(10)	(4)
Allowance for loan losses	(234)	(307)
Net Loans Receivable	29,724	31,531
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	15,068	13,089
30-59 Days Past Due	122	45
60-89 Days Past Due	36
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual	408	477
Total Past Due	566	522
Total Loans	15,634	13,611
First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,872	1,845
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual		701
Total Past Due		701
Total Loans	1,872	2,546
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	573	1,127
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual		280
Total Past Due		280
Total Loans	573	1,407
First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,327	2,780
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	2,327	2,780
First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	4,474	5,787
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual	49
Total Past Due	49
Total Loans	4,523	5,787
Consumer Loans - Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	849	1,085
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	849	1,085
Consumer Loans - Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,835	1,906
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual	150	150
Total Past Due	150	150
Total Loans	1,985	2,056
Consumer Loans - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	221	180
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	221	180
Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,584	1,884
30-59 Days Past Due		6
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due		6
Total Loans	1,584	1,890
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	400	500
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	$ 400	$ 500